Insurance finance income and expense (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Income Expense [Abstract]
Summary of insurance finance income and expense
Details of insurance finance income and expense for the years ended December 31, 2022 and 2023 are as follow:

			December 31, 2022
			Life insurance				Non-life insurance			Total
			General		Variable	Retirement	Long-term	General	Car

Insurance finance income	Insurance contract	Exchange rate fluctuation effect	~~W~~	2,364	—	—	—	—	—	2,364
		Discount rate change effect		—	—	—	27	10	—	37
		Etc.		21,162	827,377	—	—	—	—	848,539

				23,526	827,377	—	27	10	—	850,940
Insurance finance expense s	Insurance contract	Exchange rate fluctuation effect		25,870	—	—	—	—	—	25,870
		Etc.		219	16,881	—	—	—		17,100

				26,089	16,881	—	—	—	—	42,970
	Reinsurance contract	Exchange rate fluctuation effect		—	—	—	—	6	—	6

				26,089	16,881	—	—	6	—	42,976

Total insurance finance income and expense recognized in current profit or loss				(2,563)	810,496	—	27	4	—	807,964
Insurance finance income and expense recognized as other comprehensive income (*)				6,330,587	65,750	—	—	—	—	6,396,337
Reinsurance finance income and expense recognized in other comprehensive income (*)				46,320	—	—	—	—	—	46,320

Total insurance finance income and expense recognized in profit or loss and other comprehensive income			~~W~~	6,374,344	876,246	—	27	4	—	7,250,621

(*)	Finance income and expense recognized as other comprehensive income are before deducting corporate tax effects.

			2023
			Life insurance				Non-life insurance			Total
			General		Variable	Retirement	Long-term	General	Car
Insurance finance income	Insurance contract	Exchange rate fluctuation effect	~~W~~	13,656	—	—	—	—	—	13,656
		Discount rate change effect		—	—	—	—	—	—	—
		Etc.		38,384	91,062	—	—	—	—	129,446

				52,040	91,062	—	—	—	—	143,102
	Reinsurance contract	Discount rate change effect		—	—	—	—	-38	—	-38

				52,040	91,062	—	—	-38	—	143,064
Insurance finance expenses	Insurance contract	Exchange rate fluctuation effect		19,345	—	—	—	—	—	19,345
		Discount rate change effect		—	—	—	—	—	—	—
		Etc.		935	638,881	—	—	—	—	639,816

				20,280	638,881	—	—	—	—	659,161

Total insurance finance income and expense recognized in current profit or loss				31,760	(547,819)	—	—	(38)	—	(516,097)
Insurance finance income and expense recognized as other comprehensive income (*)				(2,970,845)	9,841	—	(15)	—	—	(2,961,019)
Reinsurance finance income and expense recognized in other comprehensive income (*)				(28,276)	—	—	(7)	—	—	(28,283)

Total insurance finance income and expense recognized in profit or loss and other comprehensive income			~~W~~	(2,967,361)	(537,978)	—	(22)	(38)	—	(3,505,399)

(*)	Finance income and expense recognized as other comprehensive income are before deducting corporate tax effects.